Segment reporting	12 Months Ended
Sep. 30, 2022
Segment reporting
Segment reporting

FINANCIAL PERFORMANCE

Note 2. Segment reporting

Accounting policy

Operating segments are presented on a basis consistent with information provided internally to Westpac’s key decision makers and reflect the management of the business, rather than the legal structure of the Group.

Internally, Westpac uses an adjusted AAS measure of performance referred to as ‘cash earnings’ in assessing the financial performance of its segments.

Cash earnings is viewed as a measure of the level of profit that is generated by ongoing operations and is therefore typically considered in assessing distributions, including dividends. Cash earnings is neither a measure of cash flow nor net profit determined on a cash accounting basis, as it includes both cash and non-cash adjustments to statutory net profit.

To determine cash earnings, three categories of adjustments are made to statutory results:

●
items that key decision makers at Westpac believe do not reflect ongoing operations;
●
items that are not typically considered when dividends are recommended, mainly economic hedging impacts; and
●
accounting reclassifications between individual line items that do not impact statutory results.

Segment restatements

On 17 March 2021, Westpac announced that it was bringing together the leadership of its Consumer and Business segments into a new Consumer and Business segment. We have updated our reporting and restated comparatives for this change and changes in the allocations of certain revenue and expense items across segments, to align with changes in the information presented internally to key decision makers. The key changes include:

●	All Australian mortgages (both business and consumer) are now included in the Mortgage line of business (LOB). The associated goodwill was also moved from business to consumer.
●	Revenue sharing ceased from the sale of certain institutional products (i.e. Foreign exchange and interest rate hedging). This reduces non-interest income across Consumer and Business segments with all income for these products recorded in WIB.
●	The addition of the share broking business in Consumer from Specialist Businesses.

Reportable operating segments

We are one of Australia’s leading providers of banking and selected financial services, operating under multiple brands, and predominantly in Australia and New Zealand, with a small presence in Europe, North America and Asia. We operate through a significant online capability supported by an extensive branch and ATM network, call centres and specialist relationship and product managers. Our operations comprise the following key segments:

●	Consumer and Business Banking:
-	Consumer provides banking products and services, including mortgages, credit cards, personal loans, and savings and deposit products to Australian retail customers.
-	Business serves the banking needs of Australian small business, Agribusiness and Commercial customers.
●	Westpac Institutional Bank (WIB) provides a broad range of financial products and services to corporate, institutional and government customers.
●	Westpac New Zealand provides banking, wealth and insurance products and services for consumer, business and institutional customers in New Zealand.
●	Specialist Businesses comprises the operations that Westpac ultimately plans to exit. We completed the sale of Westpac Life Insurance Services Limited in August 2022. In 2022, we entered into separate agreements to merge BT’s personal and corporate superannuation funds through a successor fund transfer as well as the sale of Advance Asset Management Limited. These transactions are subject to regulatory approval, and if granted expected to complete in 2023. Other operations yet to be sold include wealth administration platforms. Specialist Businesses also manages Westpac Pacific which provides a full range of banking services in Fiji and Papua New Guinea. We are not expecting to sell the pacific business in the short to medium term. The division operates under the Westpac, St.George, BankSA, Bank of Melbourne, and BT brands.
●	Group Businesses includes support functions such as Treasury, Customer Services and Technology, Corporate Services and Enterprise Services. It also includes Group-wide elimination entries arising on consolidation, centrally raised provisions and other unallocated revenue and expenses.

Note 2. Segment reporting (continued)

The following tables present the segment results on a cash earnings basis for the Group.

			Consumer
			and	Westpac	Westpac				Net cash
			Business	Institutional	New	Specialist	Group		earnings	Income
$m	Consumer	Business	Bank	Bank	Zealand	Businesses	Businesses	Total	adjustments	statement
2022
Net interest income	8,985	3,027	12,012	1,110	2,106	474	903	16,605	556	17,161
Net fee income	513	327	840	605	184	46	(4)	1,671	-	1,671
Net wealth management and insurance income	51	-	51	-	54	703	1	809	(1)	808
Trading income	-	-	-	516	43	41	20	620	44	664
Other income	48	2	50	18	116	(942)	54	(704)	6	(698)
Net operating income before operating expenses and impairment (charges)/benefits	9,597	3,356	12,953	2,249	2,503	322	974	19,001	605	19,606
Operating expenses[1]	(4,689)	(1,896)	(6,585)	(1,181)	(1,072)	(1,047)	(906)	(10,791)	(11)	(10,802)
Impairment (charges)/benefits	(201)	(143)	(344)	(85)	25	67	2	(335)	-	(335)
Profit before income tax (expense)/ benefit	4,707	1,317	6,024	983	1,456	(658)	70	7,875	594	8,469
Income tax (expense)/benefit	(1,416)	(399)	(1,815)	(296)	(381)	(61)	(41)	(2,594)	(176)	(2,770)
Net profit attributable to NCI	-	-	-	-	-	(4)	(1)	(5)	-	(5)
Cash earnings	3,291	918	4,209	687	1,075	(723)	28	5,276	418	5,694
Net cash earnings adjustments	-	-	-	-	2	-	416	418
Net profit attributable to
owners of WBC	3,291	918	4,209	687	1,077	(723)	444	5,694
Balance sheet
Loans[2]	474,604	84,897	559,501	85,182	85,285	9,866	(187)	739,647
Deposits and other borrowings[2]	280,574	133,335	413,909	116,552	71,202	9,457	48,009	659,129

2021
Net interest income	9,486	2,987	12,473	925	1,987	494	835	16,714	144	16,858
Net fee income	449	345	794	614	140	65	(131)	1,482	-	1,482
Net wealth management and insurance income	52	-	52	-	113	1,145	(104)	1,206	5	1,211
Trading income	-	-	-	608	58	33	16	715	4	719
Other income	17	4	21	91	12	212	585	921	31	952
Net operating income before operating expenses and impairment (charges)/benefits	10,004	3,336	13,340	2,238	2,310	1,949	1,201	21,038	184	21,222
Operating expenses[1]	(4,898)	(2,218)	(7,116)	(2,595)	(1,062)	(1,478)	(1,032)	(13,283)	(28)	(13,311)
Impairment (charges)/benefits	184	425	609	(162)	79	66	(2)	590	-	590
Profit before income tax (expense)/benefit	5,290	1,543	6,833	(519)	1,327	537	167	8,345	156	8,501
Income tax (expense)/benefit	(1,583)	(466)	(2,049)	(14)	(377)	(373)	(175)	(2,988)	(50)	(3,038)
Net profit attributable to NCI	-	-	-	-	-	(2)	(3)	(5)	-	(5)
Cash earnings	3,707	1,077	4,784	(533)	950	162	(11)	5,352	106	5,458
Net cash earnings adjustments	-	-	-	-	(2)	-	108	106
Net profit attributable to
owners of WBC	3,707	1,077	4,784	(533)	948	162	97	5,458
Balance sheet
Loans	462,699	78,385	541,084	67,749	88,409	12,550	(8)	709,784
Deposits and other borrowings	266,445	128,550	394,995	99,349	75,756	8,744	48,111	626,955

1.	Impairment of assets (including goodwill and other intangible assets) were insignificant for all segments except for the following:

- Specialist Businesses: 2022: $167 million (2021: $141 million).

- Group Businesses: 2022: $166 million (2021: $6 million).

- Westpac Institutional Bank: 2022: nil (2021: $1,192 million).

2.	Specialist Businesses excludes balances presented as held for sale (refer to Note 38 for further details).

Note 2. Segment reporting (continued)

			Consumer
			and	Westpac	Westpac				Net cash
			Business	Institutional	New	Specialist	Group		earnings	Income
$m	Consumer	Business	Bank	Bank	Zealand	Businesses	Businesses	Total	adjustments	statement
2020
Net interest income	9,711	3,005	12,716	1,117	1,832	519	902	17,086	(390)	16,696
Net fee income	568	288	856	605	123	86	(78)	1,592	-	1,592
Net wealth management and insurance income	-	47	47	-	158	598	(44)	759	(8)	751
Trading income	-	-	-	822	27	57	22	928	(33)	895
Other income	12	5	17	1	11	(8)	240	261	(12)	249
Net operating income before operating expenses and impairment (charges)/benefits	10,291	3,345	13,636	2,545	2,151	1,252	1,042	20,626	(443)	20,183
Operating expenses	(4,323)	(2,109)	(6,432)	(1,343)	(998)	(1,547)	(2,380)	(12,700)	(39)	(12,739)
Impairment (charges)/benefits	(1,277)	(1,110)	(2,387)	(403)	(302)	(256)	170	(3,178)	-	(3,178)
Profit before income tax (expense)/benefit	4,691	126	4,817	799	851	(551)	(1,168)	4,748	(482)	4,266
Income tax (expense)/benefit	(1,404)	(38)	(1,442)	(319)	(239)	14	(152)	(2,138)	164	(1,974)
Net profit attributable to NCI	-	-	-	-	-	(2)	-	(2)	-	(2)
Cash earnings	3,287	88	3,375	480	612	(539)	(1,320)	2,608	(318)	2,290
Net cash earnings adjustments	-	-	-	-	7	(31)	(294)	(318)
Net profit attributable to owners of WBC	3,287	88	3,375	480	619	(570)	(1,614)	2,290
Balance sheet
Loans	449,012	80,761	529,773	66,909	81,434	14,942	1	693,059
Deposits and other borrowings	251,920	118,958	370,878	104,862	68,473	7,569	39,349	591,131

Reconciliation of cash earnings to net profit attributable to owners of WBC

$m	2022	2021	2020
Cash earnings	5,276	5,352	2,608
Cash earnings adjustments
Fair value gain/(loss) on economic hedges	470	138	(362)
Ineffective hedges	(52)	(32)	61
Adjustments related to Pendal	-	-	(31)
Treasury shares	-	-	14
Total cash earnings adjustments (post-tax)	418	106	(318)
Net profit attributable to owners of WBC	5,694	5,458	2,290

Revenue from products and services

Details of revenue from external customers by product or service are disclosed in Notes 3 and 4. No single customer amounted to greater than 10% of the Group’s revenue.

Geographic segments

Geographic segments are based on the location of the office where the following items were recognised.

	2022		2021		2020
	$m	%	$m	%	$m	%
Revenue
Australia	20,198	78.6	22,788	85.5	26,135	85.6
New Zealand	5,010	19.5	3,509	13.2	3,439	11.3
Other overseas[1]	488	1.9	345	1.3	960	3.1
Total	25,696	100.0	26,642	100.0	30,534	100.0
Non-current assets[2]
Australia	11,606	91.0	11,825	91.2	14,270	92.6
New Zealand	1,088	8.5	1,082	8.3	1,015	6.6
Other overseas[1]	62	0.5	55	0.5	122	0.8
Total	12,756	100.0	12,962	100.0	15,407	100.0

1.	Other overseas included Pacific Islands, Asia, the Americas and Europe.
2.	Non-current assets represent property and equipment and intangible assets.